REPORTING ENTITY	12 Months Ended
Dec. 31, 2021
Disclosure Of Reporting Entity [Abstract]
REPORTING ENTITY [Text Block]

1. REPORTING ENTITY

Points.com Inc. (formerly Points International Ltd.) (the "Corporation") is a company domiciled in Canada. The address of the Corporation's registered office is 111 Richmond Street West, Suite 700, Toronto, ON, Canada M5H 2G4. The consolidated financial statements of the Corporation as at and for the year ended December 31, 2021 comprise the Corporation and its wholly-owned subsidiaries. The Corporation's shares are publicly traded on the Toronto Stock Exchange ("TSX") as PTS and on the NASDAQ Capital Market ("NASDAQ") as PCOM.

Points provides products and services through technology-enabled solutions to loyalty programs around the world. The Corporation's white-labelled services facilitate the accrual or redemption of loyalty program currency (points or miles). Accrual transactions are typically focused on generating revenue for loyalty program partners while redemption transactions are focused on offering additional engagement options for program members that are cost effective for the loyalty program. Points has loyalty program partnerships across the airline, hospitality, financial services and retail verticals.

The Corporation's operations can be moderately influenced by seasonality. Historically, gross profit is highest in the fourth quarter in each year as certain product offerings and marketing activities peak during this time. Commencing 2020, financial results did not follow this trend due to the adverse impact of the COVID-19 pandemic.

During the fourth quarter of 2021, the Board of Directors approved the amalgamation of Points International Ltd. with its wholly-owned subsidiary, Points.com Inc., effective January 1, 2022. As part of this amalgamation process, the name of the public company legal entity changed from Points International Ltd. to Points.com Inc. in 2022.

The consolidated financial statements of the Corporation as at and for the year ended December 31, 2021 are available at www.sedar.com or www.sec.gov.